Stock-based Compensation - Summary of Stock-based Payment Arrangement Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 34,725	$ 10,868	$ 91,828	$ 19,362	$ 62,387	$ 10,222	$ 5,465
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	922	126	1,504	204	982	124	517
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	4,774	1,571	8,814	2,812	10,668	1,922	2,582
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	20,110	6,823	40,148	10,692	36,852	5,009	1,009
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 8,919	$ 2,348	$ 41,362	$ 5,654	$ 13,885	$ 3,167	$ 1,357